Loans and borrowings	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
Disclosure of borrowings [text block]
18.	Loans and borrowings

Exhibit 2 details the main conditions of the most significant loans of the Business Group.

18.1	Composition of loans and borrowings

The balances of the loans and financing, which are recorded at amortized cost, as of December 31, 2018 and 2017:

	Weighted average effective interest rate as of December
	31		2018	2017
	2018	2017
Local currency
Bonds	8.0%	8.9%	1,568,034	1,692,471
Syndicated loan	7.9%	8.7%	1,439,590	3,307,950
Other (1)	7.6%	7.7%	1,041,151	978,795
			4,048,775	5,979,216
Foreign currency
Bonds	5.7%	6.1%	25,599,996	29,166,594
Commercial loans – Refinería de Cartagena (2)	4.4%	4.3%	7,352,002	7,401,781
Commercial loans	-	4.3%	-	528,815
Loans from related parties (Note 29)	2.5%	1.5%	855,135	259,760
Other (1)	3.1%	-	206,737	211,669
			34,013,870	37,568,619
			38,062,645	43,547,835
Current			4,019,927	5,144,504
Non–current			34,042,718	38,403,331
			38,062,645	43,547,835

(1)	Includes financial leasing and debt in connection with build, operation, maintenance and transfer (BOMT) contracts.

(2)	Corresponds to the commercial credits that Refinería de Cartagena S.A. and which were assumed by Ecopetrol through voluntary assumption of the debt, transaction made on December 13, 2017.

18.2	Main movements

Local currency

-
On August 6, 2018, Ecopetrol made the advance payment of the total syndicated loan held in 2013 with local banks, whose amortization was expected until the year 2025. The total amount to be paid is COP$1,430,333 million, for the concept of capital plus interests.

-	On August 27, 2018, the local 5 year series bond issued in 2013 became due. The total nominal amount paid was COP$ 120,950.

Foreign currency

-	On April 13, 2018, Ecopetrol S.A. paid in advance the entire international bond issued in 2013 with a maturity of 5 years; the value paid was USD$354 million, including interest.

-
On July 6 and 25, 2018, Ecopetrol S.A. made the advance payment of all the loans entered into in 2013 with international banks, guaranteed by the Export-Import Bank of the United States, and whose amortization was foreseen until the year 2023. The total nominal amount paid was USD$156 million for capital, plus the interest caused.

-
On September 20, 2018, Ecopetrol S.A. subscribed a committed line of credit for USD$665 million, with Scotiabank (USD$430 million) and Mizuho Bank (USD$235 million). Under this type of credit, banks commit to disburse resources when Ecopetrol S.A. require it, under the terms and conditions previously agreed between the parties. The committed line of credit has two (2) years of availability for disbursements, with the following conditions: (i) amortized capital at maturity within a period of 5 years from the date of subscription of the contract and (ii) a rate of Libor interest (6M) + 125 basis points and a commission of 30 basis points per year on capital not paid during the period of availability. This facility would only increase the Ecopetrol Business Group's level of indebtedness at the time disbursements are made.

-	On December 27, 2018, Ecopetrol S.A. paid in advance the entire 10-year international bond issued in 2009, the value paid was USD$1,587 million, including interest.

18.3	Maturity of loans and borrowings

The following are the maturities of loans and borrowing as of December 31, 2018:

	Up to 1 year (1)	1 - 5 years	5-10 years	> 10 years	Total
Local currency
Bonds	116,693	842,514	362,446	246,381	1,568,034
Syndicated loan	406,582	1,033,008	-	-	1,439,590
Commercial loans and other	120,069	491,781	270,920	158,381	1,041,151
	643,344	2,367,303	633,366	404,762	4,048,775
Foreign currency
Bonds	1,374,390	10,605,708	8,664,732	4,955,166	25,599,996
Commercial loans – Refinería de Cartagena	1,116,370	4,061,541	2,174,091	-	7,352,002
Other	885,823	136,574	39,475	-	1,061,872
	3,376,583	14,803,823	10,878,298	4,955,166	34,013,870
	4,019,927	17,171,126	11,511,664	5,359,928	38,062,645

(1)	Includes short–term credit and the current portion of long–term debt, as applicable.

The following are the maturities of loans and borrowing as of December 31, 2017:

	Up to 1 year (1)	1–5 years	5–10 years	> 10 years	Total
Local currency
Bonds	253,172	742,512	322,956	373,831	1,692,471
Syndicated loan	739,348	2,009,420	559,182	–	3,307,950
Other	98,729	415,599	308,121	156,346	978,795
	1,091,249	3,167,531	1,190,259	530,177	5,979,216
Foreign currency
Bonds	2,651,174	9,948,238	12,018,813	4,548,369	29,166,594
Commercial loans – Refinería de Cartagena	958,918	3,635,848	2,807,015	–	7,401,781
Commercial loans	153,873	315,849	59,093	–	528,815
Other	289,290	119,014	63,125	–	471,429
	4,053,255	14,018,949	14,948,046	4,548,369	37,568,619
	5,144,504	17,186,480	16,138,305	5,078,546	43,547,835

(1)	Includes short–term credit and the current portion of long–term debt, as applicable.

18.4	Breakdown by type of interest rate and currency

The following is the breakdown of loans and borrowing by type of interest rate as of December 31, 2018 and 2017:

	2018	2017
Local currency
Fixed rate	252,224	143,156
Floating rate	3,796,551	5,836,060
	4,048,775	5,979,216
Foreign currency
Fixed rate	31,432,667	35,062,742
Floating rate	2,581,203	2,505,877
	34,013,870	37,568,619
	38,062,645	43,547,835

The interest on the bonds in national currency is indexed to the CPI (Consumer Price Index) and bank loans and variable rate leasing in Colombian pesos are indexed to the DTF (Fixed Term Deposits) and IBR (Banking Reference Indicator), plus a differential. Interest on loans in foreign currency is calculated based on the LIBOR rate plus a spread and the interests of the other types of debt are at a fixed rate.

18.5	Loans designated as hedging instrument

As of December 31, 2018, Ecopetrol S.A. designated US$6,500 million (2017 – US$8,532 million) of foreign currency debt as a hedging instrument, of which US$5,200 million is used to hedge the net investment in foreign operations with the US dollar as their functional currency, and US$1,300 million is used to hedge the cash flows of future crude oil exports. See Note 28 –
Risk management
.

18.6	Guarantees and covenants

Financing obtained directly by Ecopetrol S.A. in capital markets has no guarantees granted or financial covenant restrictions.

Until December 13, 2017, product of the voluntary assumption of international credit held by Refinería de Cartagena S.A. on the part of Ecopetrol SA, in its capacity as sponsor, restrictions applied in relation to financial commitments to maintain a minimum service coverage rate of 1.35: 1 debt at certain points in the life of the loan by Refinería de Cartagena SA, as well as the obligation to have a commercial trust and a depositary and security contract to receive the resources of the new refinery to fulfill specific purposes such as operating expenses, interest and others.

The following is a summary of certain restrictions contained in certain other loan instruments of Ecopetrol’s subsidiaries:

–
The loan entered into by Oleoducto de los Llanos is guaranteed with the economic rights of the ship–or–pay transportation agreements with Frontera Energy Corp and also includes certain restrictions regarding capital contributions and asset disposal.

–	The syndicated loan entered into by Oleoducto Bicentenario requires that this subsidiary maintain an established relationship of leverage and solvency and cash flow / service to the debt.

–
The loan entered into by Bioenergy with Bancolombia is guaranteed with the La Esperanza 1 and 2 farms and there are certain restrictions on the variation of direct or indirect ownership by Ecopetrol S.A. in this subsidiary.

18.7	Fair value of loans

The fair value of loans and borrowings is COP$38,305,674 and COP$45,781,317 as of December 31, 2018 and 2017, respectively.

For fair value measurement, local currency bonds were valued using Infovalmer reference prices, while bonds in U.S. dollars were valued using Bloomberg. With regard to the other financial obligations for which there is no market benchmark, a discount to present value technique was used. These rates incorporate market risk through some benchmarks (Libor, FTD) and the Ecopetrol Business Group’s credit risk (spread).

18.8	Movement of net financial debt

The following is the movement of net financial debt as of December 31, 2018, 2017 and 2016:

	Cash and equivalents	Other financial assets	Loans and borrowings	Net financial debt
Balance as of December 31, 2016	8,410,467	6,686,895	(52,222,027)	(37,124,665)
Cash flow	(174,272)	(564,755)	11,259,492	10,520,465
Exchange difference:
Recognized in profit or loss	(290,310)	208,394	147,993	66,077
Recognized in other comprehensive income	–	–	70,958	70,958
Financial cost registered to projects	–	–	(203,964)	(203,964)
Financial income (expense) recognized in profit or loss	–	104,706	(2,385,994)	(2,281,288)
Foreign currency translation	–	39,628	(76,171)	(36,543)
Other movements that do not generate cash flow	–	58,857	(138,122)	(79,265)
Balance as of December 31, 2017	7,945,885	6,533,725	(43,547,835)	(29,068,225)
Cash flow	(2,040,387)	843,612	11,363,077	10,166,302
Exchange difference:
Recognized in profit or loss	406,246	920,609	(816,840)	510,015
Recognized in other comprehensive income	–	-	(2,165,569)	(2,165,569)
Financial cost registered to projects	–	-	(217,891)	(217,891)
Financial income (expense) recognized in profit or loss	–	92,906	(2,399,414)	(2,306,508)
Foreign currency translation	–	(245,958)	(203,446)	(449,404)
Other movements that do not generate cash flow	–	2,921	(74,727)	(71,806)
Balance as of December 31, 2018	6,311,744	8,147,815	(38,062,645)	(23,603,086)